Note 4 - Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of accounts receivable and prepaid expenses [text block]
4.	Accounts receivable and prepaid expenses

Accounts receivable and prepaid expenses consist of the following:

	December 31,	December 31,
	2020	2019
Accounts receivable (Note 10(b))	$122,967	$100,209
Prepaid expenses	52,041	60,508
	$175,008	$160,717

At
December 31, 2020,
the Company has recorded value added taxes of
$120,964
(
2019
-
$276,407
) included in exploration and evaluation assets, as the value added tax relates to certain projects and is expected to be recovered when the assets are sold (Note
7
).